Non-operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income, Nonoperating [Abstract]
Foreign exchange gain	$ 1,761	$ 1,664	$ 687
Financial income	74	85	31
Other	83	432	42
Total non-operating income from continuing operations	$ 1,918	$ 2,181	$ 762